PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Unfunded Pension - Components of pension benefit cost (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)	Dec. 31, 2015 IDR (Rp)
Disclosure of defined benefit plans [line items]
Net periodic pension benefit cost		Rp 2,080	Rp 1,361	Rp 759
Defined benefit plan actuarial gain (loss) - net of tax	$ 175	2,375	2,058	(368)
Pension benefit cost
Disclosure of defined benefit plans [line items]
Net periodic pension benefit cost		1,700	1,068	443
The company | Unfunded Pension
Disclosure of defined benefit plans [line items]
Service costs		51	64	60
Net interest cost		188	215	191
Net periodic pension benefit cost		239	279	251
Experience adjustments		19	(9)	(30)
Changes in demographic assumptions			30	50
Changes in financial assumptions		81	98	167
Defined benefit plan actuarial gain (loss) - net of tax		Rp 100	Rp 119	Rp 187
Discount rate				9.00%
The company | Unfunded Pension | Minimum
Disclosure of defined benefit plans [line items]
Discount rate	6.00%	6.00%	7.75%
Rate of compensation increases	6.10%	6.10%	6.10%
The company | Unfunded Pension | Maximum
Disclosure of defined benefit plans [line items]
Discount rate	6.75%	6.75%	8.00%
Rate of compensation increases	8.00%	8.00%	8.00%